Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 77,625,000
Previously Paid Amount
Total Fee Amount	10,720.01
Total Offset Amount
Net Fee	$ 10,720.01